UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ John M. Oliver                 St. Helena, CA                  2/13/09
---------------------        --------------------------        ----------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none
                                          --------------

Form 13F Information Table Entry Total:   63
                                          --------------

Form 13F Information Table Value Total:   136,833
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 012/31/08

                                                       MARKET     TOTAL    12/31/08
NAME OF ISSUER       SYMBOL     CLASS      CUSIP        VALUE    SHARES      PRICE   DISCRETION   VOTING AUTH
ABBOTT LABS          ABT         com     00282410      $4,765    89,284      $53.37     sole          none
APOLLO GROUP-A       APOL        com     03760410        $203     2,650      $76.62     sole          none
BANK OF AMERICA      BAC         com     456607100       $766    54,386      $14.08     sole          none
BECTON DICKINSON     BDX         com     07588710        $242     3,535      $68.39     sole          none
FRANKLIN RES INC     BEN         com     35461310      $1,240    19,439      $63.78     sole          none
BROWN-FORMAN -B      BF/B        com     11563720      $4,123    80,068      $51.49     sole          none
SOTHEBY'S            BID         com     83589810        $315    35,468       $8.89     sole          none
BRISTOL-MYER SQB     BMY         com     11012210        $205     8,800      $23.25     sole          none
BURLINGTON NORTH     BNI         com     12189T10        $538     7,100      $75.71     sole          none
BP PLC-ADR           BP          com     05562210        $406     8,692      $46.74     sole          none
BRE PROPERTIES       BRE         com     05564E10      $1,028    36,757      $27.98     sole          none
BERKSHIRE HATH-B     BRK/B       com     08467020        $501       156   $3,214.00     sole          none
CATERPILLAR INC      CAT         com     14912310      $1,374    30,767      $44.67     sole          none
CBS CORP-B           CBS         com     12485720      $1,319   160,990       $8.19     sole          none
COLGATE-PALMOLIV     CL          com     19416210        $243     3,545      $68.54     sole          none
CHEVRON CORP         CVX         com     16676410      $2,592    35,037      $73.97     sole          none
DOMINION RES/VA      D           com     25746U10      $1,791    49,978      $35.84     sole          none
DEERE & CO           DE          com     24419910        $355     9,266      $38.32     sole          none
WALT DISNEY CO       DIS         com     25468710      $2,871   126,521      $22.69     sole          none
CONS EDISON INC      ED          com     20911510        $210     5,400      $38.93     sole          none
EQUIFAX INC          EFX         com     29442910        $849    32,003      $26.52     sole          none
EQUITY ONE INC       EQY         com     29475210      $1,264    71,392      $17.70     sole          none
ENTERCOM COMM-A      ETM         com     29363910        $201   163,317       $1.23     sole          none
FIRSTENERGY CORP     FE          com     33793210      $1,453    29,906      $48.58     sole          none
FIRST LITCH FIN      FLFL        com     32072410        $239    40,094       $5.95     sole          none
FPL GROUP INC        FPL         com     30257110        $784    15,576      $50.33     sole          none
GENERAL ELECTRIC     GE          com     36960410      $4,058   250,489      $16.20     sole          none
GRACO INC            GGG         com     38410910        $676    28,506      $23.73     sole          none
IBM                  IBM         com     45920010      $2,005    23,828      $84.16     sole          none
INDYMAC BANCORP      IDMCQ       com     45660710         $24   166,260       $0.15     sole          none
JOHNSON&JOHNSON      JNJ         com     47816010     $15,562   260,109      $59.83     sole          none
JPMORGAN CHASE       JPM         com     46625H10      $1,745    55,340      $31.53     sole          none
KRAFT FOODS INC      KFT         com     50075N10      $3,424   127,517      $26.85     sole          none
KIMBERLY-CLARK       KMB         com     49436810        $892    16,914      $52.74     sole          none
COCA-COLA CO         KO          com     19121610      $2,794    61,712      $45.27     sole          none
LABORATORY CP        LH          com     50540R40      $1,629    25,284      $64.41     sole          none
LOWE'S COS INC       LOW         com     54866110        $502    23,322      $21.52     sole          none
MASCO CORP           MAS         com     57459910      $3,288   295,391      $11.13     sole          none
MCDONALDS CORP       MCD         com     58013510      $2,114    34,000      $62.19     sole          none
MERRILL LYNCH        MER         com     59018810      $1,341   115,204      $11.64     sole          none
3M CO                MMM         com     88579Y10      $1,078    18,740      $57.54     sole          none
ALTRIA GROUP INC     MO          com     02209S10      $3,479   230,996      $15.06     sole          none
OXFORD INDS INC      OXM         com     69149730      $2,641   301,175       $8.77     sole          none
PEPSICO INC          PEP         com     71344810      $6,294   114,913      $54.77     sole          none
PROCTER & GAMBLE     PG          com     74271810        $932    15,074      $61.82     sole          none
PROGRESS ENERGY      PGN         com     74326310      $1,981    49,709      $39.85     sole          none
PROGRESSIVE CORP     PGR         com     74331510      $1,803   121,760      $14.81     sole          none
PHILIP MORRIS        PM          com     71817210      $8,734   200,731      $43.51     sole          none
PROV & WOR RR        PWX         com     74373710        $120    10,000      $11.99     sole          none
SCANA CORP           SCG         com     80589M10      $2,561    71,935      $35.60     sole          none
SCRIPPS NET-CL A     SNI         com     81106510        $569    25,873      $22.00     sole          none
STAPLES INC          SPLS        com     85503010        $572    31,917      $17.92     sole          none
CONSTELLATION-A      STZ         com     21036P10      $1,381    87,603      $15.77     sole          none
AT&T INC             T           com     00206R10      $1,453    50,998      $28.50     sole          none
THOR INDUSTRIES      THO         com     88516010        $417    31,633      $13.18     sole          none
T ROWE PRICE GRP     TROW        com     74144T10      $1,108    31,251      $35.44     sole          none
UST INC              UST         com     90291110      $3,753    54,089      $69.38     sole          none
VERIZON COMMUNIC     VZ          com     92343V10      $3,004    88,617      $33.90     sole          none
WESTAMERICA BANC     WABC        com     95709010      $9,283   181,494      $51.15     sole          none
WINDSTREAM CORP      WIN         com     97381W10        $722    78,478       $9.20     sole          none
WEINGARTEN RLTY      WRI         com     94874110      $1,134    54,797      $20.69     sole          none
WYETH                WYE         com     98302410      $5,882   156,817      $37.51     sole          none
EXXON MOBIL CORP     XOM         com     30231G10      $8,002   100,239      $79.83     sole          none